Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2016
Mobile Consoles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	7 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	7 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years